Discontinued operations - Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Cash from discontinued operations	$ 54	$ 94
Cash from (used in) discontinued operations	892	(18)
Cash used in discontinued operations	(7)	(6)
Net increase in cash	83	(284)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net increase in cash	$ 939	$ 70